Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT CEO ($)(1)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER CEO ($)(1)	COMPENSATION ACTUALLY PAID TO CURRENT CEO ($)(2)	COMPENSATION ACTUALLY PAID TO FORMER CEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS ($)(2)	TOTAL STOCKHOLDER RETURN ($)(3)	PEER GROUP TOTAL STOCKHOLDER RETURN ($)(4)	NET INCOME (LOSS) ($)(5) (IN THOUSANDS)	PRODUCT REVENUE ($)(6) (IN MILLIONS)

2025	101,325,374	44,339	94,331,809	(7,426,717)	17,649,164	8,779,388	71.48	230.81	(1,289,212)	3,462
2024	—	21,225,027	—	22,370,242	12,019,477	21,439,205	77.04	180.88	(837,990)	2,667
2023	—	23,687,578	—	(494,671,832)	11,264,929	(64,047,291)	61.61	120.52	(797,526)	1,939
2022	—	775,196	—	(17,750,504)	549,231	(2,993,939)	108.65	142.95	(679,948)	1,141
2021	—	750,708	—	2,679,596,490	600,708	434,480,975	107.29	113.07	(539,102)	554

Company Selected Measure Name	product revenue
Named Executive Officers, Footnote	The dollar amounts represent the total compensation reported in the Summary Compensation Table for fiscal year 2025 for each of Sridhar Ramaswamy (our current CEO and Principal Executive Officer) and Frank Slootman (our former CEO and Principal Executive Officer) and the average total compensation for Michael P. Scarpelli, Christian Kleinerman, Vivek Raghunathan, Christopher W. Degnan, and Grzegorz Czajkowski our other NEOs for fiscal year 2025. Mr. Ramaswamy and Mr. Slootman each served for a period of time as our CEO for fiscal year 2025. The other NEOs included for the purposes of calculating the average amounts in each of the other applicable fiscal years are as follows: (i) for fiscal years 2024, Mr. Scarpelli, Mr. Degnan, Mr. Kleinerman, and Mr. Czajkowski, (ii) for fiscal years 2023 and 2022, Mr. Scarpelli, Benoit Dageville, and Mr. Degnan, and (iii) for fiscal year 2021, Mr. Scarpelli and Mr. Degnan.
Peer Group Issuers, Footnote	Represents the TSR of the S&P 500 Information Technology Index based on a $100 investment as of September 16, 2020, valued again on each of January 31, 2021, 2022, 2023, 2024, and 2025, assuming the reinvestment of gross dividends.
Adjustment To PEO Compensation, Footnote	represent the amount of “compensation actually paid” (CAP) to each of Mr. Ramaswamy and Mr. Slootman and the average CAP to the other NEOs for the applicable fiscal year, as computed in accordance with Item 402(v). As noted above, the dollar amounts do not reflect the actual amounts of compensation earned, paid, or realized during the applicable fiscal year. In accordance with Item 402(v), the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the CAP for fiscal year 2025:

	FISCAL YEAR 2025

	CURRENT CEO ($)	FORMER CEO ($)	AVERAGE FOR OTHER NEOS ($)

Summary Compensation Table Total	101,325,374	44,339	17,649,164
ADJUSTMENTS:
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(99,812,305)	—	(16,913,969)
Item 402(v) Equity Award Adjustments(b):
Fair value of equity awards granted in the covered fiscal year that were outstanding and unvested at covered fiscal year end	86,375,575	—	14,532,271
Change in fair value of equity awards granted in prior fiscal years that were outstanding and unvested at covered fiscal year end	(1,996,668)	(2,552,019)	(1,242,196)
Fair value as of vesting date of equity awards granted and vested in the covered fiscal year	12,336,025	—	557,077
Change in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(3,896,192)	(4,919,037)	(3,197,504)
Fair value at prior fiscal year end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in the covered fiscal year	—	—	(2,605,455)
Compensation Actually Paid	94,331,809	(7,426,717)	8,779,388
(a) Reflects the aggregate grant date fair value of the equity awards for our current and former CEOs, respectively, and the average aggregate grant date fair value of our other NEOs’ equity awards, granted in each covered fiscal year as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year, calculated in accordance with Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.
(b) Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the fiscal year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that were granted and vested in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vested in the covered fiscal year, the amount equal to the change in fair value as of the vesting date compared to the fair value at the end of the prior fiscal year; and (v) the subtraction of the prior year-end fair value of any awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year. Equity fair values are calculated in accordance with Topic 718. The valuation assumptions used to calculate these fair values were updated as of each applicable measurement date and differ from those disclosed in our audited consolidated financial statements as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date did not materially differ from the disclosure in our audited consolidated financial statements for the period in which the grant was made. The following table summarizes the ranges of assumptions used in estimating the fair values of stock options as of each applicable measurement date:

FISCAL YEAR 2025

Expected term (in years)	0.5 - 6.7
Expected volatility	43.9% - 57.7%
Risk-free interest rate	3.5% - 5.3%
Expected dividend yield	—%
In addition, for the stock option granted to Mr. Ramaswamy in connection with his appointment as CEO, the shares to be issued upon exercise are subject to a minimum holding period requirement. We applied a discount for lack of marketability, ranging from 6.3% to 7.8%, to the fair value of the stock option as of each applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 17,649,164	$ 12,019,477	$ 11,264,929	$ 549,231	$ 600,708
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,779,388	21,439,205	(64,047,291)	(2,993,939)	434,480,975
Adjustment to Non-PEO NEO Compensation Footnote	represent the amount of “compensation actually paid” (CAP) to each of Mr. Ramaswamy and Mr. Slootman and the average CAP to the other NEOs for the applicable fiscal year, as computed in accordance with Item 402(v). As noted above, the dollar amounts do not reflect the actual amounts of compensation earned, paid, or realized during the applicable fiscal year. In accordance with Item 402(v), the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the CAP for fiscal year 2025:

	FISCAL YEAR 2025

	CURRENT CEO ($)	FORMER CEO ($)	AVERAGE FOR OTHER NEOS ($)

Summary Compensation Table Total	101,325,374	44,339	17,649,164
ADJUSTMENTS:
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(99,812,305)	—	(16,913,969)
Item 402(v) Equity Award Adjustments(b):
Fair value of equity awards granted in the covered fiscal year that were outstanding and unvested at covered fiscal year end	86,375,575	—	14,532,271
Change in fair value of equity awards granted in prior fiscal years that were outstanding and unvested at covered fiscal year end	(1,996,668)	(2,552,019)	(1,242,196)
Fair value as of vesting date of equity awards granted and vested in the covered fiscal year	12,336,025	—	557,077
Change in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(3,896,192)	(4,919,037)	(3,197,504)
Fair value at prior fiscal year end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in the covered fiscal year	—	—	(2,605,455)
Compensation Actually Paid	94,331,809	(7,426,717)	8,779,388
(a) Reflects the aggregate grant date fair value of the equity awards for our current and former CEOs, respectively, and the average aggregate grant date fair value of our other NEOs’ equity awards, granted in each covered fiscal year as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year, calculated in accordance with Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.
(b) Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the fiscal year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that were granted and vested in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vested in the covered fiscal year, the amount equal to the change in fair value as of the vesting date compared to the fair value at the end of the prior fiscal year; and (v) the subtraction of the prior year-end fair value of any awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year. Equity fair values are calculated in accordance with Topic 718. The valuation assumptions used to calculate these fair values were updated as of each applicable measurement date and differ from those disclosed in our audited consolidated financial statements as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date did not materially differ from the disclosure in our audited consolidated financial statements for the period in which the grant was made. The following table summarizes the ranges of assumptions used in estimating the fair values of stock options as of each applicable measurement date:

FISCAL YEAR 2025

Expected term (in years)	0.5 - 6.7
Expected volatility	43.9% - 57.7%
Risk-free interest rate	3.5% - 5.3%
Expected dividend yield	—%
In addition, for the stock option granted to Mr. Ramaswamy in connection with his appointment as CEO, the shares to be issued upon exercise are subject to a minimum holding period requirement. We applied a discount for lack of marketability, ranging from 6.3% to 7.8%, to the fair value of the stock option as of each applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship between the CAP to each of our current and former CEOs, the average CAP to our other NEOs, our cumulative total stockholder return, and the cumulative total stockholder return of our peer group for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between the CAP to each of our current and former CEOs, the average CAP to our other NEOs, and our annual net income (loss) for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between the CAP to each of our current and former CEOs, the average CAP to our other NEOs, and our annual product revenue for each of the periods presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
The following graph shows the relationship between the CAP to each of our current and former CEOs, the average CAP to our other NEOs, our cumulative total stockholder return, and the cumulative total stockholder return of our peer group for each of the periods presented in the Pay Versus Performance table.

Tabular List, Table	Product Revenue •Total Revenue •Non-GAAP Product Gross Margin •Non-GAAP Operating Margin •Non-GAAP Adjusted Free Cash Flow •Quarter over Quarter Stable Edges Growth
Total Shareholder Return Amount	$ 71.48	77.04	61.61	108.65	107.29
Peer Group Total Shareholder Return Amount	230.81	180.88	120.52	142.95	113.07
Net Income (Loss)	$ (1,289,212,000)	$ (837,990,000)	$ (797,526,000)	$ (679,948,000)	$ (539,102,000)
Company Selected Measure Amount	3,462,000,000	2,667,000,000	1,939,000,000	1,141,000,000	554,000,000
PEO Name		Frank Slootman	Frank Slootman	Frank Slootman	Frank Slootman
Additional 402(v) Disclosure	Represents the total stockholder return (TSR) of a $100 investment in our stock as of September 16, 2020, the date that our common stock began trading on the New York Stock Exchange, valued again on each of January 31, 2021, 2022, 2023, 2024, and 2025, assuming the reinvestment of gross dividends.Represents net income (loss) as reported in our audited consolidated financial statements.
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	6 years 8 months 12 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum1	0.439
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum1	0.577
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum1	0.035
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum1	0.053
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate1	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions, Minimum	0.063
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions, Maximum	0.078
Measure:: 1
Pay vs Performance Disclosure
Name	Product Revenue
Non-GAAP Measure Description	We have identified product revenue as the most important financial performance measure used to link CAP to the current and former CEOs and other NEOs to our performance, as this measure is one of our key business metrics and is used to determine executive compensation, including as the key metric that determines funding under our Cash Incentive Bonus Plan.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Product Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	Quarter over Quarter Stable Edges Growth
Sridhar Ramaswamy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 101,325,374
PEO Actually Paid Compensation Amount	$ 94,331,809
PEO Name	Sridhar Ramaswamy
Frank Slootman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 44,339	$ 21,225,027	$ 23,687,578	$ 775,196	$ 750,708
PEO Actually Paid Compensation Amount	$ (7,426,717)	$ 22,370,242	$ (494,671,832)	$ (17,750,504)	$ 2,679,596,490
PEO Name	Frank Slootman
PEO | Sridhar Ramaswamy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (99,812,305)
PEO | Sridhar Ramaswamy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,375,575
PEO | Sridhar Ramaswamy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,996,668)
PEO | Sridhar Ramaswamy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,336,025
PEO | Sridhar Ramaswamy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,896,192)
PEO | Sridhar Ramaswamy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Frank Slootman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Frank Slootman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Frank Slootman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,552,019)
PEO | Frank Slootman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Frank Slootman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,919,037)
PEO | Frank Slootman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,913,969)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,532,271
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,242,196)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	557,077
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,197,504)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,605,455)